Business Overview and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Overview and Basis of Presentation

NOTE 1. BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Fortive Corporation (“Fortive” or the “Company”) is a diversified industrial growth company encompassing businesses that are recognized leaders in attractive markets. Our well-known brands hold leading positions in advanced instrumentation and solutions, transportation technology, sensing, automation and specialty, and franchise distribution markets. Our businesses design, develop, service, manufacture and market professional and engineered products, software and services for a variety of end markets, building upon leading brand names, innovative technology and significant market positions.

Separation from Danaher Corporation—We completed our separation from Danaher Corporation (“Danaher” or “Former Parent”) on July 2, 2016 (the “Separation”). The Separation was completed in the form of a pro rata distribution to Danaher stockholders of record on June 15, 2016 of 100 percent of the outstanding shares of Fortive Corporation held by Danaher.

Fortive was incorporated on November 10, 2015, accordingly, we had no shares or common equivalent shares outstanding prior to that date. The total number of shares outstanding on July 1, 2016, immediately prior to the Separation, was 345.2 million and is utilized for the calculation of both basic and diluted net earnings per share (“EPS”) for all periods prior to the Separation. For further discussion of the Separation refer to Note 1 of our 2016 Annual Report on Form 10-K.

Basis of Presentation—We prepared the unaudited consolidated and combined condensed financial statements included herein in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) applicable for interim periods. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations; however, we believe the disclosures are adequate to make the information presented not misleading. The consolidated and combined condensed financial statements included herein should be read in conjunction with the audited annual consolidated and combined financial statements as of and for the year ended December 31, 2016 and the Notes thereto included within our 2016 Annual Report on Form 10-K.

In our opinion, the accompanying financial statements contain all adjustments (consisting of only normal recurring accruals) necessary to fairly present our financial position as of March 31, 2017 and December 31, 2016, and our results of operations and cash flows for the three months ended March 31, 2017 and April 1, 2016.

Prior to the Separation, our businesses were comprised of certain Danaher operating units (the “Fortive Businesses”). The combined condensed financial statements for periods prior to the Separation were derived from Danaher’s consolidated financial statements and accounting records and prepared in accordance with GAAP for the preparation of carved-out combined financial statements. Prior to the Separation, all revenues and costs as well as assets and liabilities directly associated with Fortive have been included in the combined condensed financial statements. Additionally, the combined condensed financial statements for periods prior to the Separation included allocations of certain general, administrative, sales and marketing expenses and cost of sales from Danaher’s corporate office and from other Danaher businesses to Fortive, and allocations of related assets, and liabilities, as applicable. The allocations were determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had we been operating independently of Danaher during the applicable periods. Accordingly, our combined condensed financial statements may not be indicative of our results had we been a separate stand-alone entity throughout the periods presented. For further discussion of related party allocations prior to the Separation, including the method for such allocation, refer to Note 19 of our 2016 Annual Report on Form 10-K.

Following the Separation, the consolidated financial statements include the accounts of Fortive and those of our wholly-owned subsidiaries and no longer include any allocations from Danaher. Accordingly:

•	The Consolidated Condensed Balance Sheets at March 31, 2017 and December 31, 2016 consist of our consolidated balances.

•	The Consolidated Condensed Statement of Earnings, Statement of Comprehensive Income, Statement of Changes in Equity and Statement of Cash Flows for the three months ended March 31, 2017 consist of our consolidated results. The Combined Condensed Statement of Earnings, Statement of Comprehensive Income and Statement of Cash Flows for the three months ended April 1, 2016, consist of the combined results of the Fortive Businesses.

Accumulated Other Comprehensive Income (Loss)—The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions). Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries.

	Foreign currency translation adjustments	Pension & post- retirement plan benefit adjustments (b)	Total
For the Three Months Ended March 31, 2017:
Balance, December 31, 2016	$(72.6)	$(73.2)	$(145.8)
Other comprehensive income (loss) before reclassifications, net of income taxes	43.6	—	43.6
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	1.1 (a)	1.1
Income tax impact	—	(0.3)	(0.3)

Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	0.8	0.8

Net current period other comprehensive income (loss), net of income taxes	43.6	0.8	44.4

Balance, March 31, 2017	$(29.0)	$(72.4)	$(101.4)

For the Three Months Ended April 1, 2016:
Balance, December 31, 2015	$51.2	$(65.6)	$(14.4)
Other comprehensive income (loss) before reclassifications, net of income taxes	22.1	—	22.1
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	—	1.3 (a)	1.3
Income tax impact	—	(0.3)	(0.3)

Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	1.0	1.0

Net current period other comprehensive income (loss), net of income taxes	22.1	1.0	23.1

Balance, April 1, 2016	$73.3	$(64.6)	$8.7

(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 6 for additional details).
(b)	Includes balances relating to non-U.S. employee defined benefit plans, supplemental executive retirement plans and other postretirement employee benefit plans.

New Accounting Standards—In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which aims to improve the presentation of net periodic pension cost. Under current accounting standards, all components of net periodic pension costs are aggregated and reported in cost of sales or selling, general and administrative expenses in the financial statements. Under the new standard we will be required to report only the service cost component in cost of sales or selling, general and administrative expenses; and the other components of net periodic pension costs (which include interest costs, expected return on plan assets and amortization of net loss) will be required to be presented in non-operating expenses. The presentation requirement of this standard is effective for us beginning January 1, 2018 (with early adoption permitted) using a retrospective transition approach and provides for certain practical expedients. We are currently evaluating the impact of this standard on our financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require, among other items, lessees to recognize a right-of-use asset and a lease liability for most leases. The standard also requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases. The accounting applied by a lessor is largely unchanged from that applied under the current standard. This standard is effective for us beginning January 1, 2019 (with early adoption permitted) using a modified retrospective transition approach and provides for certain practical expedients. We are currently evaluating the impact of this standard on our financial statements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which impacts virtually all aspects of an entity’s revenue recognition. The core principle of the new standard is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. During 2016, the FASB issued several amendments to the standard, including clarification to the guidance on reporting revenues as a principal versus an agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability, presentation of sales taxes, impairment testing for contract costs and disclosure of performance obligations. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented and the cumulative effect of applying the standard would be recognized at the earliest period shown, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. We currently anticipate adopting the standard using the modified retrospective method. This standard is effective for us and we will adopt this standard beginning January 1, 2018. We are currently assessing the impact that the adoption of the new standard will have on our financial statements and related disclosures.

The impact of adopting this standard is not expected to be material. We expect recognition of revenue for a majority of customer contracts to remain substantially unchanged. While we are continuing to assess all potential impacts of the standard, we currently believe the more significant impacts relate to certain customer contracts that will be recognized over time, accounting for any required deferral of commissions which previously were expensed as incurred and may qualify for capitalization under the new standard, and changes to the timing of recognition of revenue and costs related to certain warranty arrangements.

NOTE 1. BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Fortive is a diversified industrial growth company encompassing businesses that are recognized leaders in attractive markets. Our well-known brands hold leading positions in field solutions, transportation technology, sensing, product realization, automation and specialty, and franchise distribution markets. Our businesses design, develop, service, manufacture and market professional and engineered products, software and services for a variety of end markets, building upon leading brand names, innovative technology and significant market positions.

Our research and development, manufacturing, sales, distribution, service and administrative facilities are located in more than 40 countries.

We report our results in two separate business segments consisting of Professional Instrumentation and Industrial Technologies. The Professional Instrumentation segment consists of our Advanced Instrumentation & Solutions and Sensing Technologies businesses. The Advanced Instrumentation & Solutions business consists of field solutions products and product realization services and products. Field solutions include a variety of compact professional test tools, thermal imaging and calibration equipment for electrical, industrial, electronic and calibration applications, online condition-based monitoring equipment, and computerized maintenance management software for critical infrastructure in electrical utility and industrial applications. Product realization services and products help developers and engineers convert concepts into finished products and also include highly-engineered energetic materials components in specialized vertical applications. Our Sensing Technologies business offers devices that sense, monitor and control operational or manufacturing variables, such as temperature, pressure, level, flow, turbidity and conductivity.

The Industrial Technologies segment consists of our Transportation Technologies, Automation & Specialty Components and Franchise Distribution businesses. Our Transportation Technologies business is a leading worldwide provider of solutions and services focused on fuel dispensing, remote fuel management, point-of-sale and payment systems, environmental compliance, vehicle tracking and fleet management, and traffic management. The Automation & Specialty Components business provides a wide range of electromechanical and electronic motion control products and mechanical components, as well as supplemental braking systems for commercial vehicles. Our Franchise Distribution business manufactures and distributes professional tools and a full line of wheel service equipment.

Separation from Danaher Corporation—We completed our separation from Danaher Corporation (“Danaher” or “Former Parent”) on July 2, 2016, the first day of our fiscal third quarter (the “Separation”). The Separation was completed in the form of a pro rata distribution to Danaher stockholders of record on June 15, 2016 of 100 percent of the outstanding shares of Fortive Corporation held by Danaher. Each Danaher stockholder of record as of the close of business on June 15, 2016 received one share of Fortive Corporation (“Fortive” or “the Company”) common stock for every two shares of Danaher common stock held on the record date. Our common stock began “regular way” trading on the New York Stock Exchange under the ticker symbol “FTV” on July 5, 2016.

Prior to the Separation, our businesses were comprised of certain Danaher operating units (the “Fortive Businesses”). On July 1, 2016, Danaher contributed the net assets of the Fortive Businesses to Fortive Corporation, formerly a wholly-owned subsidiary of Danaher. In addition, in connection with the Separation, we paid a cash dividend to Danaher in the amount of $3.0 billion and the 100 shares of our common stock held by Danaher were recapitalized into 345,237,561 shares of Fortive common stock. On July 2, 2016, all of these shares were distributed to Danaher stockholders. Following the Separation, Danaher no longer owned any of our shares. Common stock outstanding used to compute per share amounts in the Consolidated and Combined Statements of Earnings for periods prior to July 1, 2016 have been retroactively adjusted to give effect to this recapitalization. Fortive Corporation was incorporated on November 10, 2015, accordingly, we had no shares or common equivalent shares outstanding prior to that date. The total number of shares outstanding immediately after the recapitalization described above was 345.2 million and is utilized for the calculation of both basic and diluted net earnings per share (“EPS”) for all periods prior to the Separation.

In connection with the Separation, on July 1, 2016, we entered into a separation and distribution agreement with Danaher as well as various other related agreements (collectively the “Agreements”) that govern the Separation and the relationships between the parties following the Separation, including an employee matters agreement, a tax matters agreement, an intellectual property matters agreement, a Danaher Business System (“DBS”) license agreement and a transition services agreement (“TSA”).

Prior to the Separation, we were dependent upon Danaher for all of our working capital and financing requirements under Danaher’s centralized approach to cash management and financing of operations of its subsidiaries. With the exception of cash, cash equivalents and borrowings clearly associated with Fortive and related to the Separation, including the financial transactions described below, financial transactions relating to our business operations during the periods prior to the Separation were accounted for through our Former Parent’s investment, net (“Former Parent’s Investment”) account. Accordingly, none of the Former Parent’s cash, cash equivalents or debt at the corporate level was assigned to us in the financial statements for the periods prior to the Separation.

During 2016, we completed the following financing transactions:

•	Entered into a credit agreement with a syndicate of banks providing for a three-year $500 million senior term facility that expires on June 16, 2019 (the “Term Facility”) and a five-year $1.5 billion senior unsecured revolving credit facility that expires on June 16, 2021 (the “Revolving Credit Facility,” and together with the Term Facility, the “Credit Agreement”). We borrowed the entire $500 million of loans under the Term Facility;

•	Completed the private placement of $2.5 billion of senior unsecured notes in multiple series with maturity dates ranging from June 15, 2019 to June 15, 2046 (collectively, the “Notes”); and

•	Established U.S. dollar and Euro-denominated commercial paper programs (collectively “Commercial Paper Programs”) supported by the Revolving Credit Facility.

In connection with the Separation, $3.0 billion of the net proceeds of these financings activities was paid to Danaher in June 2016 as a cash dividend. Refer to Note 10 of the Consolidated and Combined Financial Statements for more information related to our long-term indebtedness.

Basis of Presentation—The accompanying consolidated and combined financial statements present our historical financial position, results of operations, changes in equity and cash flows in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The combined financial statements for periods prior to the Separation were derived from Danaher’s consolidated financial statements and accounting records and prepared in accordance with GAAP for the preparation of carved-out combined financial statements. Through the date of the Separation, all revenues and costs as well as assets and liabilities directly associated with Fortive have been included in the combined financial statements. Prior to the Separation, the combined financial statements also included allocations of certain general, administrative, sales and marketing expenses and cost of sales from Danaher’s corporate office and from other Danaher businesses to the Company and allocations of related assets, liabilities, and the Former Parent’s investment, as applicable. The allocations were determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company been an entity that operated independently of Danaher during the applicable periods. Related party allocations prior to the Separation, including the method for such allocation, are discussed further in Note 19.

Following the Separation, the consolidated financial statements include the accounts of Fortive and those of our wholly-owned subsidiaries and no longer include any allocations from Danaher. Accordingly:

•	The Consolidated Balance Sheet at December 31, 2016 consists of our consolidated balances, while the Combined Balance Sheet at December 31, 2015 consists of the combined balances of the Fortive Businesses.

•	The Consolidated and Combined Statement of Earnings and Statement of Comprehensive Income for the year ended December 31, 2016 consist of our consolidated results for the six months ended December 31, 2016 and the combined results of the Fortive Businesses for the six months ended July 1, 2016. The Combined Statements of Earnings and Statements of Comprehensive Income for the years ended December 31, 2015 and 2014, consist of the combined results of the Fortive Businesses.

•	The Consolidated and Combined Statement of Changes in Equity for the year ended December 31, 2016 consists of our consolidated activity for the six months ended December 31, 2016 and the combined activity of the Fortive Businesses for the six months ended July 1, 2016. The Combined Statements of Changes in Equity for the years ended December 31, 2015 and 2014, consist of the combined activity of the Fortive Businesses.

•	The Consolidated and Combined Statement of Cash Flows for the year ended December 31, 2016 consists of our consolidated results for the six months ended December 31, 2016 and the combined results of the Fortive Businesses for the six months ended July 1, 2016. The Combined Statements of Cash Flows for the years ended December 31, 2015 and 2014, consist of the combined results of the Fortive Businesses.

Our consolidated and combined financial statements may not be indicative of our results had we been a separate stand-alone entity throughout the periods presented, nor are the results stated herein indicative of what our financial position, results of operations and cash flows may be in the future.

All significant transactions between the Company and Danaher have been included in the accompanying consolidated and combined financial statements for all periods presented. Cash transactions with Danaher prior to the Separation are reflected in the accompanying Consolidated and Combined Statements of Changes in Equity as “Net transfers to Former Parent” and “Cash dividend paid to Former Parent” and in the accompanying Consolidated and Combined Balance Sheets within “Former Parent’s investment, net.” Former Parent’s Investment, which included retained earnings prior to the Separation, represents Danaher’s interest in our recorded net assets prior to the Separation. In addition, the accumulated net effect of intercompany transactions between us and Danaher or Danaher affiliates for periods prior to the Separation are included in Former Parent’s Investment.

On July 2, 2016, in connection with the Separation, Former Parent’s Investment was redesignated within stockholders’ equity and allocated between common stock and additional paid-in capital based on the number of our common shares outstanding at the distribution date. The Agreements include a “Wrong-Pockets Provision” that allows the parties to make adjustments to ensure the Separation-related transactions were executed in accordance with the Agreements. In periods subsequent to the Separation, we may make adjustments to balances transferred at the Separation date in accordance with the Wrong-Pockets Provision. Any such adjustments are recorded through stockholders’ equity.

The financial statements include our accounts and the accounts of our subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. The consolidated and combined financial statements also reflect the impact of non-controlling interests. Noncontrolling interests do not have a significant impact on our consolidated and combined results of operations, therefore net earnings and net earnings per share attributable to noncontrolling interests are not presented separately in our Consolidated and Combined Statements of Earnings. Net earnings attributable to noncontrolling interests have been reflected in selling, general and administrative expenses (“SG&A”) and were insignificant in all periods presented.